UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Operating activities:
Net cash used in operating activities	¥ (416,811)	$ (57,355)	¥ (960,437)
Investing activities:
Purchase of equipment and intangible assets	(56,236)	(7,738)	(48,004)
Cash paid for acquisition of equity investments	(53,900)	(7,417)	0
Cash paid for asset acquisition of Suzhou Photon-Matrix, net of cash acquired	(45,185)	(6,218)	0
Cash paid for acquisition of short-term investments	(294,000)	(40,456)	0
Proceeds from redemption of short-term investments	299,400	41,199	0
Loans and advances to related parties	(10,800)	(1,486)	(12,000)
Proceeds from disposal of equipment	675	93	0
Cash collection of loans and advances to related parties	17,700	2,436	8,500
Proceeds from sale of Zenseact	0	0	792,063
Net cash provided by (used in) investing activities	(142,346)	(19,587)	740,559
Financing activities:
Proceeds from short-term borrowings	580,000	79,811	480,000
Repayment for short-term borrowings	(180,000)	(24,769)	(480,000)
Payment for issuance costs of convertible notes	0	0	(3,396)
Borrowings from related parties	449,000	61,784	300,000
Repayment of borrowings from related parties	(100,000)	(13,760)	0
Cash paid for costs of the Merger	0	0	(64,632)
Net cash provided by financing activities	749,000	103,066	231,972
Effect of foreign currency exchange rate changes on cash and restricted cash	(931)	(128)	14,259
Net increase in cash and restricted cash	188,912	25,996	26,353
Cash and restricted cash at the beginning of the period	598,886	82,409	901,429
Cash and restricted cash at the end of the period	787,798	108,405	927,782
Supplemental information:
Income tax paid	12,474	1,716	0
Interest paid	¥ 64,220	$ 8,837	¥ 30,063